Shareholders' Equity - Additional Information 2 (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
	Jun. 19, 2018	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	May 14, 2018
Shares repurchased amount		¥ 142	¥ 100	¥ 192
Events after reporting period [member]
Number of shares authorized to be repurchased					20,000,000
Shares authorized to be repurchased amount					¥ 70,000
Number of shares repurchased	15,368,300
Shares repurchased amount	¥ 70,000